Inventories	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Inventory Disclosure [Abstract]
Inventories
6.	INVENTORIES

Inventories consist of the following as of December 31, 2020 and March 31, 2020:

	December 31, 2020	March 31, 2020
Raw materials	$122,354	$230,742
Work in progress	11,745	62,150
Finished goods	29,134	54,639
Total inventories	$163,233	$347,531

There is no inventory write-off for the three and nine months ended December 31, 2020 and 2019.

7.	INVENTORIES

Inventories consist of the following as of March 31, 2020 and 2019:

	2020	2019
Raw materials	$230,742	$157,382
Work in progress	62,150	160,665
Finished goods	54,639	-
Total inventories	$347,531	$318,047

There is no inventory write-downs for the years ended March 31, 2020 and 2019.